PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Large Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.8%
Communication Services: 13.7%
414,921
Alphabet, Inc. - Class A
$ 64,163,384
3 .2
193,926  Meta Platforms, Inc.
- Class A
111,771,189
5 .5
55,246
(1)
Netflix, Inc.
51,518,552
2 .6
75,801
(1)
Reddit, Inc. - Class A
7,951,525
0 .4
159,488
(1)
ROBLOX Corp. - Class
A
9,296,556
0 .5
34,242
(1)
Spotify Technology SA
18,834,127
0 .9
206,217
(1)
Trade Desk, Inc.
- Class A
11,284,194
0 .6
274,819,527
13 .7
Consumer Discretionary: 13.7%
900,811
(1)
Amazon.com, Inc.
171,388,301
8 .5
5,163
Booking Holdings, Inc.
23,785,476
1 .2
72,319
(1)
Burlington Stores, Inc.
17,235,787
0 .8
100,583
Lowe's Cos., Inc.
23,458,973
1 .2
97,382
Starbucks Corp.
9,552,200
0 .5
118,778
(1)
Tesla, Inc.
30,782,507
1 .5
276,203,244
13 .7
Consumer Staples: 4.0%
959,916
Kenvue, Inc.
23,018,786
1 .1
204,243
McCormick & Co., Inc.
16,811,241
0 .8
136,538  Philip Morris
International, Inc.
21,672,677
1 .1
217,273
Walmart, Inc.
19,074,396
1 .0
80,577,100
4 .0
Energy: 0.6%
106,377  Chesapeake Energy
Corp.
11,841,888
0 .6
Financials: 4.0%
784,991
Blue Owl Capital, Inc.
15,731,220
0 .8
46,532  Goldman Sachs
Group, Inc.
25,419,966
1 .3
26,432
MSCI, Inc.
14,947,296
0 .7
163,265  Tradeweb Markets,
Inc. - Class A
24,238,322
1 .2
80,336,804
4 .0
Health Care: 9.5%
184,183
(1)
Boston Scientific Corp.
18,580,381
0 .9
79,397
Eli Lilly & Co.
65,574,776
3 .3
54,058
(1)
Intuitive Surgical, Inc.
26,773,306
1 .3
31,705
McKesson Corp.
21,337,148
1 .1
8,672
(1)
Mettler-Toledo
International, Inc.
10,240,852
0 .5
41,460  Thermo Fisher
Scientific, Inc.
20,630,496
1 .0
56,098
(1)
Vertex
Pharmaceuticals, Inc.
27,197,432
1 .4
190,334,391
9 .5
Industrials: 4.7%
116,298
3M Co.
17,079,524
0 .8
37,854
(1)
Axon Enterprise, Inc.
19,909,311
1 .0
63,924
(1)
Builders FirstSource,
Inc.
7,986,665
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
23,060  Comfort Systems USA,
Inc.
$ 7,432,930
0 .4
109,886
Dover Corp.
19,304,773
1 .0
19,254
(1)
Saia, Inc.
6,727,925
0 .3
12,465
TransDigm Group, Inc.
17,242,710
0 .8
95,683,838
4 .7
Information Technology: 46.8%
977,067
Apple, Inc.
217,035,893
10 .8
52,445
(1)
AppLovin Corp. - Class
A
13,896,352
0 .7
123,632
(1)
Atlassian Corp. - Class
A
26,235,947
1 .3
407,296
Broadcom, Inc.
68,193,569
3 .4
62,917
(1)
Crowdstrike Holdings,
Inc. - Class A
22,183,276
1 .1
103,513
(1)
Datadog, Inc. - Class A
10,269,525
0 .5
112,992  Micron Technology,
Inc.
9,817,875
0 .5
555,475
Microsoft Corp.
208,519,760
10 .4
35,717
(1)
Monday.com Ltd.
8,684,946
0 .4
1,860,124
NVIDIA Corp.
201,600,239
10 .0
68,020
Oracle Corp.
9,509,876
0 .5
173,020
(1)
Palantir Technologies,
Inc. - Class A
14,602,888
0 .7
141,930
(1)
Palo Alto Networks,
Inc.
24,218,935
1 .2
42,279
(1)
ServiceNow, Inc.
33,660,003
1 .7
204,377
Visa, Inc. - Class A
71,625,963
3 .6
940,055,047
46 .8
Materials: 1.3%
48,381
Sherwin-Williams Co.
16,894,161
0 .8
39,195
Vulcan Materials Co.
9,144,194
0 .5
26,038,355
1 .3
Real Estate: 0.5%
70,239
Welltower, Inc.
10,761,317
0 .5
Total Common Stock
(Cost $1,547,029,186)
1,986,651,511
98 .8

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Large Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.1%
Mutual Funds: 1.1%
21,965,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $21,965,000) $ 21,965,000 1 .1
Total Short-Term
Investments
(Cost $21,965,000)
$ 21,965,000
1 .1
Total Investments in
Securities
(Cost $1,568,994,186) $ 2,008,616,511 99 .9
Assets in Excess of
Other Liabilities 1,530,951 0.1
Net Assets $ 2,010,147,462 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Large Cap Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 1,986,651,511 $ — $ — $ 1,986,651,511
Short-Term Investments 21,965,000 — — 21,965,000
Total Investments, at fair value $ 2,008,616,511 $ — $ — $ 2,008,616,511
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 492,139,484
Gross Unrealized Depreciation (52,517,159)
Net Unrealized Appreciation $ 439,622,325